Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Estimated useful lives

Estimated useful life
Office building	33 - 40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

Acquired intangiable assets estimated economic useful lives

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Trade mark	1 year
Customer relationship	1 year
Completed game	1.6 - 4 years
Trade name and domain name acquired from business combinations	Indefinite life